SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details)	Jun. 30, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Within one year	$ 521,731
Within two to three years	59,457
Total	581,188
Operating Lease Payment [Member]
Lessee, Lease, Description [Line Items]
Within one year	463,064
Within two to three years	58,517
Total	521,581
Capital Payment [Member]
Lessee, Lease, Description [Line Items]
Within one year	58,667
Within two to three years	940
Total	$ 59,607